Employee Benefits - Schedule of Expected Future Benefit Payments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Retirement Benefits [Abstract]
2020	$ 3,234
2021	3,417
2022	3,170
2023	2,946
2024	2,993
Thereafter	$ 13,658